Shareholder Report, Average Annual Return (Details) 192135_The Brinsmere Fund - Conservative ETF_TF_TSR Annual {TF}	12 Months Ended	21 Months Ended
	Sep. 30, 2025	Sep. 30, 2025
The Brinsmere Fund - Conservative ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Brinsmere Fund - Conservative ETF NAV
Average Annual Return, Percent	6.16%	9.80%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	17.60%	23.18%
S&P Target Risk Moderate Index (TR) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Risk Moderate Index (TR)
Average Annual Return, Percent	8.97%	11.37%